CONVERTIBLE NOTES (Details)			12 Months Ended
	Aug. 26, 2021 USD ($) D $ / shares	Sep. 28, 2020 USD ($) D $ / shares	Sep. 30, 2021 shares	Dec. 31, 2010
Short-term Debt [Line Items]
Exercisable period				1 year
Number of shares issued upon conversion of convertible debentures			1,394,253
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Aggregate principal amount | $	$ 12,700,000	$ 1,400,000
Annual interest rate	5.00%	5.00%
Exercisable period	1 year	1 year
Exercise price as a percentage of average closing price	80.00%	70.00%
Number of consecutive Trading Days | D	7	7
Number of shares issued upon conversion of convertible debentures			2,979,923
Convertible Notes Payable [Member] | Minimum
Short-term Debt [Line Items]
Floor Price | $ / shares	$ 2.5	$ 0.62